UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2014

Shares or
Principal
Amount			Security				Value
			COMMON STOCKS-59.5%
			Consumer Discretionary-8.9%
72,500			BorgWarner, Inc.				$ 3,983,875
111,200			CBS Corporation - Class "B"				6,153,808
81,000			Delphi Automotive, PLC				5,890,320
55,900			Foot Locker, Inc.				3,140,462
131,700			Ford Motor Company				2,041,350
33,700			GNC Holdings, Inc. - Class "A"				1,582,552
39,500			Harman International Industries, Inc.				4,215,045
46,700			Home Depot, Inc.				4,902,099
106,900		*	Jarden Corporation				5,118,372
51,300			L Brands, Inc.				4,440,015
50,800			Lear Corporation				4,982,464
38,400			Magna International, Inc.				4,173,696
85,600			Newell Rubbermaid, Inc.				3,260,504
41,800			Penske Automotive Group, Inc.				2,051,126
29,000		*	TRW Automotive Holdings Corporation				2,982,650
50,900			Tupperware Brands Corporation				3,206,700
42,100			Walt Disney Company				3,965,399
14,300			Whirlpool Corporation				2,770,482
36,960			Wyndham Worldwide Corporation				3,169,690
							72,030,609
			Consumer Staples-4.6%
122,200			Altria Group, Inc.				6,020,794
64,400			Avon Products, Inc.				604,716
94,300			Coca-Cola Company				3,981,346
70,500			CVS Health Corporation				6,789,855
92,800			Nu Skin Enterprises, Inc. - Class "A"				4,055,360
45,800			PepsiCo, Inc.				4,330,848
71,400			Philip Morris International, Inc.				5,815,530
27,400			Procter & Gamble Company				2,495,866
38,600			Wal-Mart Stores, Inc.				3,314,968
							37,409,283
			Energy-4.9%
36,300			Anadarko Petroleum Corporation				2,994,750
25,200			Chevron Corporation				2,826,936
60,700			ConocoPhillips				4,191,942
65,700			Devon Energy Corporation				4,021,497
31,000			Ensco, PLC - Class "A"				928,450
52,500			ExxonMobil Corporation				4,853,625
25,900			Hess Corporation				1,911,938
1,897			Hugoton Royalty Trust				16,049
77,486			Marathon Oil Corporation				2,192,079
49,943			Marathon Petroleum Corporation				4,507,855
42,200			National Oilwell Varco, Inc.				2,765,366
24,600			Noble Corporation, PLC				407,622
25,800			Occidental Petroleum Corporation				2,079,738
30,700			Phillips 66				2,201,190
12,200			Schlumberger, Ltd.				1,042,002
91,800			Suncor Energy, Inc.				2,917,404
							39,858,443
			Financials-6.8%
59,400			American Express Company				5,526,576
38,400			Ameriprise Financial, Inc.				5,078,400
139,100			Brixmor Property Group, Inc. (REIT)				3,455,244
18,400			Citizens Financial Group, Inc.				457,424
51,250			Discover Financial Services				3,356,362
25,300			Financial Select Sector SPDR Fund (ETF)				625,669
48,900		*	Health Insurance Innovations, Inc. - Class "A"				350,124
15,600			iShares Core S&P Mid-Cap ETF (ETF)				2,258,880
45,000			iShares Russell 2000 ETF (ETF)				5,385,150
102,100			JPMorgan Chase & Company				6,389,418
14,400			Morgan Stanley				558,720
38,500			PNC Financial Services Group, Inc.				3,512,355
25,300			SPDR S&P 500 ETF Trust (ETF)				5,199,150
25,300			SPDR S&P Regional Banking (ETF)				1,029,710
142,172			Sunstone Hotel Investors, Inc. (REIT)				2,347,260
92,800			U.S. Bancorp				4,171,360
104,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)				2,290,836
61,100			Wells Fargo & Company				3,349,502
							55,342,140
			Health Care-11.0%
108,900			Abbott Laboratories				4,902,678
88,200			AbbVie, Inc.				5,771,808
38,804		*	Actavis, PLC				9,988,538
48,700			Baxter International, Inc.				3,569,223
42,300			Covidien, PLC				4,326,444
53,217		*	Express Scripts Holding Company				4,505,883
139,300		*	Gilead Sciences, Inc.				13,130,418
73,900			Johnson & Johnson				7,727,723
2,600		*	Mallinckrodt, PLC				257,478
17,700			McKesson Corporation				3,674,166
86,000			Merck & Company, Inc.				4,883,940
85,300		*	Mylan, Inc.				4,808,361
51,200			Omnicare, Inc.				3,734,016
218,434			Pfizer, Inc.				6,804,219
46,900			Phibro Animal Health Corporation - Class "A"				1,479,695
68,100			Thermo Fisher Scientific, Inc.				8,532,249
27,972			Zoetis, Inc.				1,203,635
							89,300,474
			Industrials-7.3%
42,100			3M Company				6,917,872
123,900			ADT Corporation				4,488,897
67,100			Altra Industrial Motion Corporation				1,904,969
22,300		*	Armstrong World Industries, Inc.				1,139,976
20,300			Caterpillar, Inc.				1,858,059
16,400			Dover Corporation				1,176,208
67,200		*	Generac Holdings, Inc.				3,142,272
101,400			General Electric Company				2,562,378
60,600			Greenbrier Companies, Inc.				3,256,038
55,200			Honeywell International, Inc.				5,515,584
61,600			ITT Corporation				2,492,336
4,800			Lockheed Martin Corporation				924,336
46,100			Ryder System, Inc.				4,280,385
23,700			Snap-On, Inc.				3,240,738
31,300		*	TAL International Group, Inc.				1,363,741
27,800			Textainer Group Holdings, Ltd.				954,096
91,900			Textron, Inc.				3,869,909
72,475			Tyco International, PLC				3,178,754
21,200		*	United Rentals, Inc.				2,162,612
40,700			United Technologies Corporation				4,680,500
							59,109,660
			Information Technology-12.1%
94,500			Apple, Inc.				10,430,910
86,400		*	ARRIS Group, Inc.				2,608,416
58,000			Avago Technologies, Ltd.				5,834,220
36,000		*	Blackhawk Network Holdings, Inc.				1,396,800
91,000			CDW Corporation				3,200,470
230,500			Cisco Systems, Inc.				6,411,357
25,600		*	eBay, Inc.				1,436,672
224,700			EMC Corporation				6,682,578
125,100			Hewlett-Packard Company				5,020,263
153,800			Intel Corporation				5,581,402
41,900			International Business Machines Corporation				6,722,436
130,300			Juniper Networks, Inc.				2,908,296
162,000			Mentor Graphics Corporation				3,551,040
109,800			Methode Electronics, Inc.				4,008,798
164,700			Microsoft Corporation				7,650,315
61,100		*	NXP Semiconductors NV				4,668,040
91,600			Oracle Corporation				4,119,252
47,200		*	PTC, Inc.				1,729,880
64,900			QUALCOMM, Inc.				4,824,017
117,700			Symantec Corporation				3,019,593
33,400		*	Synaptics, Inc.				2,299,256
45,600			TE Connectivity, Ltd.				2,884,200
19,900		*	Yahoo!, Inc.				1,005,149
							97,993,360
			Materials-2.2%
58,000			Cytec Industries, Inc.				2,677,860
121,500			Freeport-McMoRan Copper & Gold, Inc.				2,838,240
33,500			H.B. Fuller Company				1,491,755
55,200			International Paper Company				2,957,616
42,400			LyondellBasell Industries NV - Class "A"				3,366,136
10,200			Praxair, Inc.				1,321,512
34,700			RPM International, Inc.				1,759,637
82,100		*	Trinseo SA				1,432,645
							17,845,401
			Telecommunication Services-1.2%
125,100			AT&T, Inc.				4,202,109
110,600			Verizon Communications, Inc.				5,173,868
							9,375,977
			Utilities-.5%
66,900		*	Dynegy, Inc.				2,030,415
39,300			NiSource, Inc.				1,667,106
							3,697,521
Total Value of Common Stocks (cost $293,437,944)							481,962,868
			CORPORATE BONDS-22.9%
			Agriculture-.1%
$1,000	M		Cargill, Inc., 6%, 11/27/2017	(a)			1,118,229
			Automotive-.4%
1,000	M		Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)			1,031,967
2,000	M		Johnson Controls, Inc., 5%, 3/30/2020				2,197,460
							3,229,427
			Chemicals-1.0%
2,000	M		CF Industries, Inc., 3.45%, 6/1/2023				1,958,622
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020				2,143,826
1,000	M		Lubrizol Corp., 8.875%, 2/1/2019				1,249,573
2,000	M		LyondellBasell Industries NV, 6%, 11/15/2021				2,305,208
							7,657,229
			Consumer Durables-.2%
1,500	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020				1,615,458
			Energy-2.3%
1,500	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)			1,624,177
2,000	M		Continental Resources, Inc., 5%, 9/15/2022				1,937,500
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017				999,546
1,000	M		DCP Midstream, LLC, 9.75%, 3/15/2019	(a)			1,251,921
2,000	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021				2,092,050
1,000	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023				958,929
1,500	M		Nabors Industries, Inc., 6.15%, 2/15/2018				1,563,452
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022				927,210
1,000	M		Petrobras International Finance Co., 5.375%, 1/27/2021				931,570
1,500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018				1,667,987
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018				1,122,580
1,500	M		Valero Energy Corp., 9.375%, 3/15/2019				1,872,374
1,500	M		Weatherford International, Inc., 6.35%, 6/15/2017				1,604,408
							18,553,704
			Financial Services-3.9%
1,500	M		Aflac, Inc., 8.5%, 5/15/2019				1,876,347
			American Express Co.:
500	M		6.15%, 8/28/2017				557,445
1,000	M		7%, 3/19/2018				1,157,798
1,000	M		4.05%, 12/3/2042				1,013,302
1,000	M		American International Group, Inc., 6.4%, 12/15/2020				1,193,978
1,500	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020				1,699,350
2,500	M		Assured Guaranty US Holding, Inc., 5%, 7/1/2024				2,640,347
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022				1,042,858
2,000	M		BlackRock, Inc., 5%, 12/10/2019				2,263,660
1,000	M		CoBank ACB, 7.875%, 4/16/2018	(a)			1,175,354
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017	(a)			1,123,526
1,000	M		4.5%, 8/16/2021	(a)			1,070,794
1,000	M		3.3%, 10/15/2022	(a)			993,262
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020				2,479,956
			General Electric Capital Corp.:
1,000	M		5.625%, 9/15/2017				1,110,475
2,000	M		5.3%, 2/11/2021				2,285,784
1,500	M		6.75%, 3/15/2032				2,054,594
1,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)			1,083,539
1,000	M		Protective Life Corp., 7.375%, 10/15/2019				1,204,636
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019				2,406,634
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)			1,082,470
							31,516,109
			Financials-4.5%
			Bank of America Corp.:
3,500	M		5.65%, 5/1/2018				3,891,377
1,000	M		5%, 5/13/2021				1,117,386
			Barclays Bank, PLC:
1,000	M		6.75%, 5/22/2019				1,177,841
1,000	M		5.125%, 1/8/2020				1,122,482
3,500	M		Citigroup, Inc., 6.125%, 11/21/2017				3,905,394
2,000	M		Deutsche Bank AG London, 3.7%, 5/30/2024				2,033,546
			Goldman Sachs Group, Inc.:
2,600	M		5.375%, 3/15/2020				2,915,814
1,000	M		3.625%, 1/22/2023				1,014,380
1,000	M		6.125%, 2/15/2033				1,229,286
			JPMorgan Chase & Co.:
3,000	M		6%, 1/15/2018				3,357,924
1,000	M		4.5%, 1/24/2022				1,093,411
			Morgan Stanley:
2,550	M		6.625%, 4/1/2018				2,906,686
2,000	M		5.5%, 7/28/2021				2,272,928
1,500	M		SunTrust Banks, Inc., 6%, 9/11/2017				1,663,854
1,000	M		UBS AG, 4.875%, 8/4/2020				1,113,536
2,000	M		U.S. Bancorp., 3.6%, 9/11/2024				2,035,136
			Wells Fargo & Co.:
1,500	M		4.6%, 4/1/2021				1,671,272
1,500	M		3.45%, 2/13/2023				1,521,846
							36,044,099
			Food/Beverage/Tobacco-1.9%
			Altria Group, Inc.:
1,500	M		9.7%, 11/10/2018				1,906,299
1,000	M		5.375%, 1/31/2044				1,142,751
1,000	M		Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044				1,092,163
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019				1,204,837
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019				2,148,781
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017				1,671,511
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018				1,154,679
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020				1,078,629
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018				1,127,500
			SABMiller Holdings, Inc.:
1,500	M		3.75%, 1/15/2022	(a)			1,567,980
1,000	M		4.95%, 1/15/2042	(a)			1,130,898
							15,226,028
			Forest Products/Container-.1%
1,000	M		Rock-Tenn Co., 4.9%, 3/1/2022				1,075,816
			Health Care-1.2%
2,000	M		Biogen IDEC, Inc., 6.875%, 3/1/2018				2,306,532
1,500	M		Express Scripts Holding Co., 4.75%, 11/15/2021				1,657,772
1,000	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022				1,024,724
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)			968,578
1,000	M		Novartis Capital Corp., 4.4%, 5/6/2044				1,125,462
1,000	M		Novartis Securities Investments, Ltd., 5.125%, 2/10/2019				1,123,879
1,000	M		Quest Diagnostics, Inc., 6.4%, 7/1/2017				1,113,783
577	M		Roche Holdings, Inc., 6%, 3/1/2019	(a)			667,050
							9,987,780
			Information Technology-.2%
1,500	M		Harris Corp., 4.4%, 12/15/2020				1,603,779
			Manufacturing-.6%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018				1,197,743
1,000	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018				1,161,811
2,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017				2,252,690
							4,612,244
			Media-Broadcasting-1.0%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)			1,257,275
1,750	M		CBS Corp., 3.375%, 3/1/2022				1,760,316
			Comcast Corp.:
2,000	M		5.15%, 3/1/2020				2,267,634
2,000	M		4.25%, 1/15/2033				2,124,592
1,000	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022				1,018,963
							8,428,780
			Media-Diversified-.1%
1,000	M		McGraw-Hill Financial, Inc., 5.9%, 11/15/2017				1,087,335
			Metals/Mining-1.1%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020				1,688,556
1,500	M		ArcelorMittal, 6.125%, 6/1/2018				1,603,125
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)			1,056,513
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019				1,609,158
1,500	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021				1,543,980
1,500	M		Vale Overseas, Ltd., 5.625%, 9/15/2019				1,603,530
							9,104,862
			Real Estate Investment Trusts-1.0%
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019				1,719,952
1,500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021				1,645,014
1,000	M		HCP, Inc., 5.375%, 2/1/2021				1,118,115
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024				2,038,446
1,500	M		Ventas Realty, LP, 4.75%, 6/1/2021				1,632,530
							8,154,057
			Retail-General Merchandise-.4%
1,500	M		GAP, Inc., 5.95%, 4/12/2021				1,709,274
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036				1,310,436
							3,019,710
			Telecommunications-.3%
1,000	M		AT&T, Inc., 6.5%, 9/1/2037				1,239,444
1,000	M		Verizon Communications, Inc., 5.15%, 9/15/2023				1,105,014
							2,344,458
			Transportation-.8%
2,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043				2,315,332
1,000	M		Con-way, Inc., 7.25%, 1/15/2018				1,137,205
			GATX Corp.:
1,000	M		4.75%, 6/15/2022				1,101,384
1,000	M		5.2%, 3/15/2044				1,094,897
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)			1,078,921
							6,727,739
			Utilities-1.8%
2,000	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044				2,135,306
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)			1,116,132
1,000	M		Electricite de France SA, 6.5%, 1/26/2019	(a)			1,171,523
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019				1,659,283
1,000	M		National Fuel Gas Co., 8.75%, 5/1/2019				1,236,740
2,000	M		Ohio Power Co., 5.375%, 10/1/2021				2,316,884
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044				2,034,900
1,000	M		Sempra Energy, 9.8%, 2/15/2019				1,285,230
1,000	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041				1,237,006
							14,193,004
Total Value of Corporate Bonds (cost $182,570,093)							185,299,847
			U.S. GOVERNMENT OBLIGATIONS-5.3%
2,500	M		U.S. Treasury Bond, 3.125%, 8/15/2044				2,691,993
			U.S. Treasury Notes:
15,200	M		0.085004%, 1/31/2016	+			15,196,671
12,500	M		1.375%, 12/31/2018				12,452,150
12,000	M		0.625%, 1/15/2024 (TIPS)				12,282,504
Total Value of U.S. Government Obligations (cost $42,957,961)							42,623,318
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-3.4%
			Fannie Mae-2.5%
1,958	M		3%, 3/1/2027 - 7/1/2027				2,042,000
5,855	M		3.5%, 10/1/2025 - 1/14/2045			(b)	6,146,886
4,602	M		4%, 12/1/2040 - 1/14/2045			(b)	4,925,032
3,536	M		5%, 3/1/2034 - 11/1/2040				3,938,180
1,463	M		5.5%, 5/1/2033 - 10/1/2039				1,650,569
469	M		6%, 5/1/2036 - 8/1/2037				532,140
495	M		6.5%, 11/1/2033 - 6/1/2036				565,111
649	M		7%, 3/1/2032 - 8/1/2032				720,094
							20,520,012
			Freddie Mac-.9%
2,242	M		3.5%, 9/1/2032 - 7/1/2044				2,351,611
849	M		4%, 11/1/2040				917,443
1,624	M		4.5%, 10/1/2040 - 5/1/2044				1,780,513
1,804	M		5.5%, 5/1/2038 - 10/1/2039				2,045,617
219	M		6%, 9/1/2032				247,120
							7,342,304
Total Value of Residential Mortgage-Backed Securities (cost $27,172,598)							27,862,316
			MUNICIPAL BONDS-1.7%
2,500	M		Columbia SC Wtrwks & Swr. Rev., 5%, 2/1/2041				2,801,750
900	M		Gainesville & Hall Cnty. GA Hosp. Auth. Rev., 4%, 8/15/2046				902,691
2,500	M		Missouri St. Hlth. & Edl. Facs. Auth. Hlth. Facs. Rev., 4%, 11/15/2045				2,467,125
2,400	M		New Jersey St. Trans. Auth., 4.25%, 6/15/2044				2,400,888
475	M		Port Authority of NY & NJ, 5%, 10/15/2044				530,466
2,000	M		Shreveport LA Wtr. & Swr. Rev., 4%, 12/1/2038				2,020,360
885	M		Virginia St. Hsg. Dev. Auth., 4.666%, 11/1/2044				901,479
1,750	M		Yale University, Connecticut, 2.086%, 4/15/2019				1,760,335
Total Value of Municipal Bonds (cost $13,562,835)							13,785,094
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.3%
6,000	M		Fannie Mae, 1.75%, 11/26/2019				6,007,812
1,000	M		Federal Home Loan Bank, 1.25%, 7/30/2019		+		1,003,708
			Freddie Mac:
1,000	M		5.125%, 10/18/2016				1,078,439
1,000	M		1.25%, 5/12/2017				1,007,762
1,500	M		5.125%, 11/17/2017				1,670,424
Total Value of U.S. Government Agency Obligations (cost $10,913,237)							10,768,145
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.8%
			Federal Home Loan Bank:
12,000	M		0.093%, 1/9/2015				11,999,752
5,000	M		0.05%, 1/13/2015				4,999,917
11,000	M		0.07%, 1/23/2015				10,999,529
13,000	M		0.045%, 1/27/2015				12,999,577
6,000	M		0.06%, 2/9/2015				5,999,610
Total Value of Short-Term U.S. Government Obligations (cost $46,998,385)							46,998,385
Total Value of Investments (cost $617,613,053)			99.9%				809,299,973
Other Assets, Less Liabilities			.1				709,042
Net Assets			100.0%				$ 810,009,015

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2014, the Fund held nineteen 144A securities with an aggregate value of $21,570,109 representing
2.7% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2014.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At December 31, 2014, the cost of investments for federal income tax purposes was $618,774,942. Accumulated net unrealized appreciation on investments was $190,525,031, consisting of $197,118,517 gross unrealized appreciation and $6,593,486 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$481,962,868	$-	$-	$481,962,868
Corporate Bonds	-	185,299,847	-	185,299,847
U.S. Government
Obligations	-	42,623,318	-	42,623,318
Residential Mortgage-Backed
Securities	-	27,862,316	-	27,862,316
Municipal Bonds	-	13,785,094	-	13,785,094
U.S. Government Agency
Obligations	-	10,768,145	-	10,768,145
Short-Term U.S. Government
Agency Obligations	-	46,998,385	-	46,998,385
Total Investments in Securities*	$481,962,868	$327,337,105	$-	$809,299,973

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
December 31, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.2%
			Consumer Discretionary-10.7%
30,000			BorgWarner, Inc.	$ 1,648,500
25,568			CBS Corporation - Class "B"	1,414,933
138,000			Comcast Corporation - Special Shares "A"	7,943,970
79,300			CST Brands, Inc.	3,458,273
50,000			Delphi Automotive, PLC	3,636,000
100,000			Ford Motor Company	1,550,000
50,000			Hanesbrands, Inc.	5,581,000
40,800			Harman International Industries, Inc.	4,353,768
42,200			Home Depot, Inc.	4,429,734
45,000			Lear Corporation	4,413,600
36,100			McDonald's Corporation	3,382,570
82,400			Newell Rubbermaid, Inc.	3,138,616
219,400			Regal Entertainment Group - Class "A"	4,686,384
67,133			Time Warner, Inc.	5,734,501
30,000			Tupperware Brands Corporation	1,890,000
26,900			Walt Disney Company	2,533,711
7,500			Whirlpool Corporation	1,453,050
				61,248,610
			Consumer Staples-9.6%
200,000			Altria Group, Inc.	9,854,000
64,200			Coca-Cola Company	2,710,524
76,700			CVS Health Corporation	7,386,977
20,000			Dr. Pepper Snapple Group, Inc.	1,433,600
23,300			Kimberly-Clark Corporation	2,692,082
83,066			Kraft Foods Group, Inc.	5,204,916
66,300			Nu Skin Enterprises, Inc. - Class "A"	2,897,310
63,500			PepsiCo, Inc.	6,004,560
87,300			Philip Morris International, Inc.	7,110,585
72,900			Procter & Gamble Company	6,640,461
34,400			Wal-Mart Stores, Inc.	2,954,272
				54,889,287
			Energy-8.2%
79,400			Chevron Corporation	8,907,092
101,500			ConocoPhillips	7,009,590
48,000			Devon Energy Corporation	2,938,080
85,800			Enable Midstream Partners, LP	1,663,662
32,500			Ensco, PLC - Class "A"	973,375
47,400			ExxonMobil Corporation	4,382,130
69,600			Halliburton Company	2,737,368
119,600			Marathon Oil Corporation	3,383,484
32,700			Marathon Petroleum Corporation	2,951,502
64,500			Occidental Petroleum Corporation	5,199,345
65,500			Royal Dutch Shell, PLC - Class "A" (ADR)	4,385,225
86,300			Suncor Energy, Inc.	2,742,614
				47,273,467
			Financials-18.2%
52,600			ACE, Ltd.	6,042,688
45,000			American Express Company	4,186,800
16,300			Ameriprise Financial, Inc.	2,155,675
123,000			Berkshire Hills Bancorp, Inc.	3,279,180
196,400			Brixmor Property Group, Inc. (REIT)	4,878,576
33,556			Chubb Corporation	3,472,039
65,000			Discover Financial Services	4,256,850
275,000			Financial Select Sector SPDR Fund (ETF)	6,800,750
54,600			Invesco, Ltd.	2,157,792
70,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	2,760,800
167,800			JPMorgan Chase & Company	10,500,924
150,000			MetLife, Inc.	8,113,500
88,700			Oritani Financial Corporation	1,365,980
128,889			Outfront Media, Inc.	3,459,381
52,900			PNC Financial Services Group, Inc.	4,826,067
56,500			Protective Life Corporation	3,935,225
56,700			Select Income REIT (REIT)	1,384,047
14,500			SPDR S&P 500 ETF Trust (ETF)	2,979,750
249,300			Sterling Bancorp	3,584,934
27,800			Travelers Companies, Inc.	2,942,630
103,300			U.S. Bancorp	4,643,335
138,900			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	3,039,132
254,900			Washington Prime Group, Inc. (REIT)	4,389,378
173,500			Wells Fargo & Company	9,511,270
				104,666,703
			Health Care-13.9%
43,600			Abbott Laboratories	1,962,872
111,100			AbbVie, Inc.	7,270,384
17,740		*	Actavis, PLC	4,566,453
70,100			Baxter International, Inc.	5,137,629
52,400			Covidien, PLC	5,359,472
42,400			GlaxoSmithKline, PLC (ADR)	1,812,176
96,400			Johnson & Johnson	10,080,548
22,000			McKesson Corporation	4,566,760
195,211			Merck & Company, Inc.	11,086,033
65,000			Omnicare, Inc.	4,740,450
15,900			Perrigo Company, PLC	2,657,844
404,224			Pfizer, Inc.	12,591,578
28,200		*	Prestige Brands Holdings, Inc.	979,104
25,500			Thermo Fisher Scientific, Inc.	3,194,895
81,952			Zoetis, Inc.	3,526,395
				79,532,593
			Industrials-10.6%
28,600			3M Company	4,699,552
52,000			A.O. Smith Corporation	2,933,320
99,637			ADT Corporation	3,609,848
48,000			Altra Industrial Motion Corporation	1,362,720
30,000			Eaton Corporation, PLC	2,038,800
20,000			G&K Services, Inc. - Class "A"	1,417,000
30,000		*	Generac Holdings, Inc.	1,402,800
17,800			General Dynamics Corporation	2,449,636
391,400			General Electric Company	9,890,678
50,800			Greenbrier Companies, Inc.	2,729,484
61,900			Honeywell International, Inc.	6,185,048
91,450			ITT Corporation	3,700,067
48,700			Kforce, Inc.	1,175,131
13,000			Lockheed Martin Corporation	2,503,410
20,000			Snap-On, Inc.	2,734,800
64,075			Tyco International, PLC	2,810,329
31,700			United Parcel Service, Inc. - Class "B"	3,524,089
47,500			United Technologies Corporation	5,462,500
				60,629,212
			Information Technology-10.4%
69,900			Apple, Inc.	7,715,562
21,600			Automatic Data Processing, Inc.	1,800,792
35,000			Avago Technologies, Ltd.	3,520,650
292,100			Cisco Systems, Inc.	8,124,761
90,000			EMC Corporation	2,676,600
264,700			Intel Corporation	9,605,963
71,700			Intersil Corporation - Class "A"	1,037,499
60,000			Juniper Networks, Inc.	1,339,200
144,100			Mentor Graphics Corporation	3,158,672
76,800			Methode Electronics, Inc.	2,803,968
40,000			Microchip Technology, Inc.	1,804,400
220,000			Microsoft Corporation	10,219,000
42,800			QUALCOMM, Inc.	3,181,324
39,200			TE Connectivity, Ltd.	2,479,400
				59,467,791
			Materials-3.8%
26,600			Cytec Industries, Inc.	1,228,122
96,900			Dow Chemical Company	4,419,609
67,600			DuPont (E.I.) de Nemours & Company	4,998,344
86,200			Freeport-McMoRan Copper & Gold, Inc.	2,013,632
85,900			International Paper Company	4,602,522
41,700			LyondellBasell Industries NV - Class "A"	3,310,563
20,000			Westlake Chemical Corporation	1,221,800
				21,794,592
			Telecommunication Services-2.9%
188,230			AT&T, Inc.	6,322,646
216,800			Verizon Communications, Inc.	10,141,904
				16,464,550
			Utilities-4.9%
64,500			American Electric Power Company, Inc.	3,916,440
40,000			Dominion Resources, Inc.	3,076,000
35,000			Duke Energy Corporation	2,923,900
30,100			NextEra Energy, Inc.	3,199,329
95,900			NiSource, Inc.	4,068,078
69,000			Portland General Electric Company	2,610,270
135,000			PPL Corporation	4,904,550
76,200			Vectren Corporation	3,522,726
				28,221,293
Total Value of Common Stocks (cost $372,034,129)				534,188,098
			PREFERRED STOCKS-.6%
			Financials
50,500			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	1,162,510
46,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	1,196,000
49,000			Urstadt Biddle Properties, Inc., Series G, 6.75%, 2049 (REIT)	1,269,835
Total Value of Preferred Stocks (cost $3,628,576)				3,628,345
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.3%
			Federal Home Loan Bank:
$3,000	M		0.093%, 1/9/2015	2,999,938
6,000	M		0.057%, 1/16/2015	5,999,857
21,000	M		0.07%, 1/23/2015	20,999,102
6,000	M		0.06%, 2/9/2015	5,999,610
Total Value of Short-Term U.S. Government Agency Obligations (cost $35,998,507)				35,998,507
Total Value of Investments (cost $411,661,212)			100.1%	573,814,950
Excess of Liabilities Over Other Assets			(.1)	(726,204)
Net Assets			100.0%	$ 573,088,746

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2014, the cost of investments for federal income tax purposes was $411,874,487. Accumulated net unrealized appreciation on investments was $161,940,463, consisting of $170,052,550 gross unrealized appreciation and $8,112,087 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$534,188,098	$-	$-	$534,188,098
Preferred Stocks	3,628,345	-	-	3,628,345
Short-Term U.S Government
Agency Obligations	-	35,998,507	-	35,998,507
Total Investments in Securities*	$537,816,443	$35,998,507	$-	$573,814,950

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.5%
			Consumer Discretionary-14.9%
260,000			BorgWarner, Inc.	$ 14,287,000
425,000			CBS Corporation - Class "B"	23,519,500
305,000			Delphi Automotive, PLC	22,179,600
215,400			Foot Locker, Inc.	12,101,172
500,000			Ford Motor Company	7,750,000
135,000			GNC Holdings, Inc. - Class "A"	6,339,600
150,000			Harman International Industries, Inc.	16,006,500
180,000			Home Depot, Inc.	18,894,600
405,600		*	Jarden Corporation	19,420,128
200,000			L Brands, Inc.	17,310,000
195,000			Lear Corporation	19,125,600
147,500			Magna International, Inc.	16,031,775
325,000			Newell Rubbermaid, Inc.	12,379,250
150,800			Penske Automotive Group, Inc.	7,399,756
110,000		*	TRW Automotive Holdings Corporation	11,313,500
195,000			Tupperware Brands Corporation	12,285,000
160,000			Walt Disney Company	15,070,400
55,000			Whirlpool Corporation	10,655,700
140,000			Wyndham Worldwide Corporation	12,006,400
				274,075,481
			Consumer Staples-7.7%
450,000			Altria Group, Inc.	22,171,500
250,000			Avon Products, Inc.	2,347,500
360,000			Coca-Cola Company	15,199,200
270,000			CVS Health Corporation	26,003,700
350,000			Nu Skin Enterprises, Inc. - Class "A"	15,295,000
165,000			PepsiCo, Inc.	15,602,400
275,000			Philip Morris International, Inc.	22,398,750
105,000			Procter & Gamble Company	9,564,450
160,000			Wal-Mart Stores, Inc.	13,740,800
				142,323,300
			Energy-8.6%
138,000			Anadarko Petroleum Corporation	11,385,000
144,800			Chevron Corporation	16,243,664
230,000			ConocoPhillips	15,883,800
245,000			Devon Energy Corporation	14,996,450
125,000			Ensco, PLC - Class "A"	3,743,750
200,000			ExxonMobil Corporation	18,490,000
100,000			Hess Corporation	7,382,000
6,920			Hugoton Royalty Trust	58,543
300,000			Marathon Oil Corporation	8,487,000
189,999			Marathon Petroleum Corporation	17,149,310
160,000			National Oilwell Varco, Inc.	10,484,800
93,100			Noble Corporation, PLC	1,542,667
100,000			Occidental Petroleum Corporation	8,061,000
115,000			Phillips 66	8,245,500
48,300			Schlumberger, Ltd.	4,125,303
350,200			Suncor Energy, Inc.	11,129,356
				157,408,143
			Financials-11.5%
230,000			American Express Company	21,399,200
140,000			Ameriprise Financial, Inc.	18,515,000
532,500			Brixmor Property Group, Inc. (REIT)	13,227,300
70,000			Citizens Financial Group, Inc.	1,740,200
200,000			Discover Financial Services	13,098,000
100,000			Financial Select Sector SPDR Fund (ETF)	2,473,000
187,500		*	Health Insurance Innovations, Inc. - Class "A"	1,342,500
170,000			iShares Core S&P Mid-Cap ETF (ETF)	20,343,900
60,000			iShares Russell 2000 ETF (ETF)	8,688,000
396,730			JPMorgan Chase & Company	24,827,364
56,300			Morgan Stanley	2,184,440
150,000			PNC Financial Services Group, Inc.	13,684,500
96,000			SPDR S&P 500 ETF Trust (ETF)	19,728,000
100,000			SPDR S&P Regional Banking (ETF)	4,070,000
540,000			Sunstone Hotel Investors, Inc. (REIT)	8,915,400
355,000			U.S. Bancorp	15,957,250
385,100			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	8,425,988
237,050			Wells Fargo & Company	12,995,081
				211,615,123
			Health Care-18.2%
400,000			Abbott Laboratories	18,008,000
335,000			AbbVie, Inc.	21,922,400
146,344		*	Actavis, PLC	37,670,409
175,000			Baxter International, Inc.	12,825,750
160,000			Covidien, PLC	16,364,800
200,000		*	Express Scripts Holding Company	16,934,000
520,000		*	Gilead Sciences, Inc.	49,015,200
270,625			Johnson & Johnson	28,299,256
9,375		*	Mallinckrodt, PLC	928,406
70,900			McKesson Corporation	14,717,422
325,000			Merck & Company, Inc.	18,456,750
330,000		*	Mylan, Inc.	18,602,100
185,000			Omnicare, Inc.	13,492,050
829,301			Pfizer, Inc.	25,832,726
170,000			Phibro Animal Health Corporation - Class "A"	5,363,500
260,000			Thermo Fisher Scientific, Inc.	32,575,400
103,905			Zoetis, Inc.	4,471,032
				335,479,201
			Industrials-12.2%
160,000			3M Company	26,291,200
450,000			ADT Corporation	16,303,500
254,000			Altra Industrial Motion Corporation	7,211,060
90,000		*	Armstrong World Industries, Inc.	4,600,800
77,000			Caterpillar, Inc.	7,047,810
65,800			Dover Corporation	4,719,176
255,000		*	Generac Holdings, Inc.	11,923,800
385,000			General Electric Company	9,728,950
235,000			Greenbrier Companies, Inc.	12,626,550
209,700			Honeywell International, Inc.	20,953,224
225,000			ITT Corporation	9,103,500
20,000			Lockheed Martin Corporation	3,851,400
175,000			Ryder System, Inc.	16,248,750
90,000			Snap-On, Inc.	12,306,600
125,100		*	TAL International Group, Inc.	5,450,607
110,000			Textainer Group Holdings, Ltd.	3,775,200
355,000			Textron, Inc.	14,949,050
275,000			Tyco International, PLC	12,061,500
80,000		*	United Rentals, Inc.	8,160,800
154,700			United Technologies Corporation	17,790,500
				225,103,977
			Information Technology-20.1%
350,000			Apple, Inc.	38,633,000
325,000		*	ARRIS Group, Inc.	9,811,750
220,000			Avago Technologies, Ltd.	22,129,800
139,400		*	Blackhawk Network Holdings, Inc.	5,408,720
335,800			CDW Corporation	11,810,086
875,000			Cisco Systems, Inc.	24,338,125
100,000		*	eBay, Inc.	5,612,000
850,000			EMC Corporation	25,279,000
475,000			Hewlett-Packard Company	19,061,750
583,775			Intel Corporation	21,185,195
151,425			International Business Machines Corporation	24,294,627
500,000			Juniper Networks, Inc.	11,160,000
625,000			Mentor Graphics Corporation	13,700,000
413,300			Methode Electronics, Inc.	15,089,583
625,000			Microsoft Corporation	29,031,250
235,000		*	NXP Semiconductors NV	17,954,000
350,000			Oracle Corporation	15,739,500
179,300		*	PTC, Inc.	6,571,345
250,000			QUALCOMM, Inc.	18,582,500
455,200			Symantec Corporation	11,678,156
128,000		*	Synaptics, Inc.	8,811,520
175,000			TE Connectivity, Ltd.	11,068,750
75,000		*	Yahoo!, Inc.	3,788,250
				370,738,907
			Materials-3.6%
220,000			Cytec Industries, Inc.	10,157,400
445,000			Freeport-McMoRan Copper & Gold, Inc.	10,395,200
123,200			H.B. Fuller Company	5,486,096
203,900			International Paper Company	10,924,962
160,000			LyondellBasell Industries NV - Class "A"	12,702,400
40,000			Praxair, Inc.	5,182,400
135,000			RPM International, Inc.	6,845,850
296,400		*	Trinseo SA	5,172,180
				66,866,488
			Telecommunication Services-2.0%
475,000			AT&T, Inc.	15,955,250
425,000			Verizon Communications, Inc.	19,881,500
				35,836,750
			Utilities-.7%
240,000		*	Dynegy, Inc.	7,284,000
151,100			NiSource, Inc.	6,409,662
				13,693,662
Total Value of Common Stocks (cost $1,108,055,865)				1,833,141,032
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
			Federal Home Loan Bank:
$3,400	M		0.093%, 1/9/2015	3,399,930
4,000	M		0.057%, 1/16/2015	3,999,905
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,399,835)				7,399,835
Total Value of Investments (cost $1,115,455,700)			99.9%	1,840,540,867
Other Assets, Less Liabilities			.1	1,258,380
Net Assets			100.0%	$ 1,841,799,247

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2014, the cost of investments for federal income tax purposes was $1,121,485,115. Accumulated net unrealized
appreciation on investments was $719,055,752, consisting of
$736,556,872 gross unrealized appreciation and $17,501,120 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,833,141,032	$-	$-	$1,833,141,032
Short-Term U.S Government
Agency Obligations	-	7,399,835	-	7,399,835
Total Investments in Securities*	$1,833,141,032	$7,399,835	$-	$1,840,540,867

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.7%
			United States-58.2%
39,100			Accenture, PLC		$ 3,492,021
5,650		*	Actavis, PLC		1,454,367
16,040			Advance Auto Parts, Inc.		2,554,851
53,480			Aetna, Inc.		4,750,628
52,740		*	Alkermes, PLC		3,088,454
11,840		*	Alliance Data Systems Corporation		3,386,832
9,200		*	Amazon.com, Inc.		2,855,220
16,734			American Airlines Group, Inc.		897,444
82,995			American International Group, Inc.		4,648,550
31,555			Amgen, Inc.		5,026,396
44,025			Anadarko Petroleum Corporation		3,632,062
56,540			Apple, Inc.		6,240,885
74,646			Applied Materials, Inc.		1,860,178
31,700			Becton, Dickinson & Company		4,411,372
9,920		*	Biogen Idec, Inc.		3,367,344
27,715			BlackRock, Inc.		9,909,775
210,600			Bristol-Myers Squibb Company		12,431,718
101,430		*	CBRE Group, Inc. - Class "A"		3,473,977
41,950		*	Celgene Corporation		4,692,527
202,910			Cisco Systems, Inc.		5,643,942
72,015			Citigroup, Inc.		3,896,732
149,450			Coca-Cola Company		6,309,779
38,490			Delphi Automotive, PLC		2,798,993
52,990			Edison International		3,469,785
69,740			Eli Lilly & Company		4,811,363
62,580			Equifax, Inc.		5,060,845
41,600			Estee Lauder Companies, Inc. - Class "A"		3,169,920
9,486		*	Google, Inc. - Class "C"		4,993,430
58,396			Harley-Davidson, Inc.		3,848,880
42,710		*	HCA, Inc.		3,134,487
187,150		*	Hilton Worldwide Holdings Inc.		4,882,744
130,900			Intel Corporation		4,750,361
48,150			L Brands, Inc.		4,167,383
55,130			Legg Mason, Inc.		2,942,288
52,300			Lincoln National Corporation		3,016,141
30,560			Marathon Oil Corporation		864,542
15,635			McKesson Corporation		3,245,513
89,890			Merck & Company, Inc.		5,104,853
223,450			Microsoft Corporation		10,379,253
124,890			Mondelez International, Inc. - Class "A"		4,536,629
57,350		*	Monster Beverage Corporation		6,213,873
94,949			Nielsen Holdings NV		4,247,069
49,850			Norfolk Southern Corporation		5,464,059
41,580		*	NPS Pharmaceuticals, Inc.		1,487,317
24,920			Phillips 66		1,786,764
1,481		*	Priceline.com, Inc.		1,688,651
55,440			Raytheon Company		5,996,945
12,150		*	Regeneron Pharmaceuticals, Inc.		4,984,538
55,760			Robert Half International, Inc.		3,255,269
76,350		*	Salesforce.com, Inc.		4,528,319
36,960			Solera Holdings, Inc.		1,891,613
29,905		*	Teledyne Technologies, Inc.		3,072,440
102,890			Twenty-First Century Fox, Inc. - Class "A"		3,951,490
28,500		*	Vertex Pharmaceuticals, Inc.		3,385,800
49,940			VF Corporation		3,740,506
78,740			Vulcan Materials Company		5,175,580
20,875		*	WABCO Holdings, Inc.		2,187,283
56,460			Western Digital Corporation		6,250,122
119,440			WisdomTree Investments, Inc.		1,872,222
73,734			Zoetis, Inc.		3,172,774
					247,555,098
			Japan-7.9%
158,900			Daiwa House Industry Company, Ltd.		3,001,819
506,000			Hitachi, Ltd.		3,734,667
282,500			Isuzu Motors, Ltd.		3,440,938
95,500			M3, Inc.		1,597,907
656,090			Mitsubishi UFJ Financial Group, Inc.		3,604,709
183,240			Mitsui Fudosan Company, Ltd.		4,913,683
91,700			Olympus Corporation		3,212,283
75,800			Rakuten, Inc.		1,054,061
124,230			Seven & I Holdings Company, Ltd.		4,468,720
48,400			Takeda Pharmaceutical Company, Ltd.		2,003,654
83,400			Tokio Marine Holdings, Inc.		2,708,640
					33,741,081
			United Kingdom-4.2%
133,740			AstraZeneca, PLC		9,446,174
94,425		*	Markit, Ltd.		2,495,653
292,579			WPP, PLC		6,083,216
					18,025,043
			Netherlands-3.4%
508,129		*	ING Groep NV - CVA		6,564,873
1,178,044			Koninklijke (Royal) KPN NV		3,719,506
52,811		*	NXP Semiconductors NV		4,034,760
					14,319,139
			Canada-3.0%
122,155			Imperial Oil, Ltd.		5,263,453
34,579		*	Restaurant Brands International, Inc.		1,351,849
124,930			TransCanada Corporation		6,136,818
					12,752,120
			China-2.8%
40,723		*	Alibaba Group Holding, Ltd. (ADR)		4,232,749
7,462		*	Baidu, Inc. (ADR)		1,701,112
3,569,000			China Construction Bank Corporation		2,915,097
256,000			ENN Energy Holdings, Ltd.		1,448,272
848,000			PICC Property and Casualty Company, Ltd.		1,636,406
					11,933,636
			France-2.7%
61,903			Air Liquide SA		7,659,879
69,160			Legrand SA		3,628,015
8,240			Rexel SA		147,629
					11,435,523
			Sweden-2.4%
74,451			Assa Abloy AB - Class "B"		3,932,241
116,338			Electrolux AB - Series "B"		3,399,307
140,229			SKF AB - B Shares		2,953,998
					10,285,546
			Germany-2.2%
39,324			Brenntag AG		2,198,614
8,034			Continental AG		1,694,558
161,178			Deutsche Annington Immobilien		5,472,275
					9,365,447
			Belgium-2.1%
79,313			Anheuser-Busch InBev NV		8,926,017
			Italy-2.0%
234,295			Assicurazioni Generali SpA		4,810,756
65,850			Banca Generali SpA		1,831,504
359,165		*	FinecoBank Banca Fineco SpA		2,023,684
					8,665,944
			India-1.8%
1,022,878			ICICI Bank, Ltd.		5,692,259
389,433			State Bank of India		1,913,126
					7,605,385
			Spain-1.0%
428,144			CaixaBank SA		2,243,421
284,100		*	International Consolidated Airlines Group SA		2,138,728
					4,382,149
			Hong Kong-1.0%
188,000			Hong Kong Exchanges & Clearing, Ltd.		4,150,426
			Switzerland-1.0%
89,990			Julius Baer Group, Ltd.		4,108,764
			South Korea-.8%
82,926		*	SK Hynix, Inc.		3,543,878
			Brazil-.6%
101,600			BB Seguridade Participacoes SA		1,229,199
186,120			Petroleo Brasileiro SA - Petrobras (ADR)		1,358,676
					2,587,875
			Ireland-.6%
104,541			CRH, PLC		2,506,770
			Turkey-.5%
523,422			Turkiye Garanti Bankasi AS		2,102,657
			Greece-.5%
3,531,300		*	Alpha Bank AE		1,983,687
Total Value of Common Stocks (cost $378,392,768)					419,976,185
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
			United States
			Federal Home Loan Bank:
$2,000	M		0.09%, 1/9/2015		1,999,960
4,000	M		0.05%, 1/13/2015		3,999,933
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,999,893)					5,999,893
Total Value of Investments (cost $384,392,661)				100.1%	425,976,078
Excess of Liabilities Over Other Assets				(.1)	(632,502)
Net Assets				100.0%	$ 425,343,576

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At December 31, 2014, the cost of investments for federal income tax purposes was $385,252,202. Accumulated net unrealized appreciation on investments was $40,723,876, consisting of $49,781,081 gross unrealized appreciation and $9,057,205 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2		Level 3	Total
Common Stocks
United States	$247,555,098	$-		$-	$247,555,098
Japan	-	33,741,081		-	33,741,081
United Kingdom	2,495,653	15,529,390		-	18,025,043
Netherlands	4,034,760	10,284,379		-	14,319,139
Canada	12,752,120	-		-	12,752,120
China	5,933,861	5,999,775		-	11,933,636
France	-	11,435,523		-	11,435,523
Sweden	-	10,285,546		-	10,285,546
Germany	-	9,365,447		-	9,365,447
Belgium	-	8,926,017		-	8,926,017
Italy	-	8,665,944		-	8,665,944
India	-	7,605,385		-	7,605,385
Spain	-	4,382,149		-	4,382,149
Hong Kong	-	4,150,426		-	4,150,426
Switzerland	-	4,108,764		-	4,108,764
South Korea	-	3,543,878		-	3,543,878
Brazil	-	2,587,875		-	2,587,875
Ireland	-	2,506,770		-	2,506,770
Turkey	-	2,102,657		-	2,102,657
Greece	-	1,983,687		-	1,983,687
Short-Term U.S. Government
Agency Obligations	-	5,999,893		-	5,999,893
Total Investments in Securities	$272,771,492	$153,204,586	*	$-	$425,976,078

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $147,204,693 of investment securities were classified as Level 2 instead of Level 1.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.4%
			Consumer Discretionary-13.6%
167,800			Garmin, Ltd.		$ 8,864,874
297,400			Gentex Corporation		10,745,062
133,800			Home Depot, Inc.		14,044,986
127,200			Starbucks Corporation		10,436,760
119,000			Wyndham Worldwide Corporation		10,205,440
					54,297,122
			Consumer Staples-8.5%
67,900			Costco Wholesale Corporation		9,624,825
69,800			Kimberly-Clark Corporation		8,064,692
252,700			Kroger Company		16,225,867
					33,915,384
			Energy-5.3%
43,000			Chevron Corporation		4,823,740
46,400			ExxonMobil Corporation		4,289,680
70,600			Helmerich & Payne, Inc.		4,759,852
147,000			Valero Energy Corporation		7,276,500
					21,149,772
			Financials-8.3%
148,600			American Express Company		13,825,744
112,800			Comerica, Inc.		5,283,552
125,200			Discover Financial Services		8,199,348
53,800			Travelers Companies, Inc.		5,694,730
					33,003,374
			Health Care-18.1%
65,800		*	Actavis, PLC		16,937,578
148,600		*	Align Technology, Inc.		8,308,226
44,900			C.R. Bard, Inc.		7,481,238
102,200		*	Gilead Sciences, Inc.		9,633,372
55,900			Johnson & Johnson		5,845,463
68,600			McKesson Corporation		14,239,988
165,700		*	Quintiles Transnational Holdings, Inc.		9,754,759
					72,200,624
			Industrials-17.4%
209,900			Alaska Air Group, Inc.		12,543,624
197,000			AMETEK, Inc.		10,368,110
87,400			Boeing Company		11,360,252
91,700			Rockwell Automation, Inc.		10,197,040
94,900			Union Pacific Corporation		11,305,437
159,300			Wabtec Corporation		13,841,577
					69,616,040
			Information Technology-26.2%
53,200		*	Alliance Data Systems Corporation		15,217,860
142,300			Amdocs, Ltd.		6,639,007
84,700		*	ANSYS, Inc.		6,945,400
191,200			Apple, Inc.		21,104,656
241,300		*	Aspen Technology, Inc.		8,450,326
359,000			Cisco Systems, Inc.		9,985,585
93,700			DST Systems, Inc.		8,821,855
76,700		*	F5 Networks, Inc.		10,006,665
104,700		*	Facebook, Inc. - Class "A"		8,168,694
235,200			Hewlett-Packard Company		9,438,576
					104,778,624
Total Value of Common Stocks (cost $258,554,272)					388,960,940
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.3%
$1,000	M		Fannie Mae, 0.02%, 1/20/2015		999,989
			Federal Home Loan Bank:
3,500	M		0.05%, 1/13/2015		3,499,942
4,500	M		0.057%, 1/16/2015		4,499,893
Total Value of Short-Term U.S. Government Agency Obligations (cost $8,999,824)					8,999,824
Total Value of Investments (cost $267,554,096)				99.7%	397,960,764
Other Assets, Less Liabilities				.3	1,286,676
Net Assets				100.0%	$ 399,247,440

*	Non-income producing

At December 31, 2014, the cost of investments for federal income tax purposes was $267,554,096. Accumulated net unrealized appreciation on investments was $130,406,668, consisting of $132,394,203 gross unrealized appreciation and $1,987,535 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$388,960,940	$-	$-	$388,960,940
Short-Term U.S Government
Agency Obligations	-	8,999,824	-	8,999,824
Total Investments in Securities*	$388,960,940	$8,999,824	$-	$397,960,764

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.6%
			Consumer Discretionary-20.3%
175,000		*	Belmond, Ltd. - Class "A"		$ 2,164,750
160,000			BorgWarner, Inc.		8,792,000
240,000			CST Brands, Inc.		10,466,400
235,000			Delphi Automotive, PLC		17,089,200
1,000		*	El Pollo Loco Holdings, Inc.		19,970
100,000			Ethan Allen Interiors, Inc.		3,097,000
130,000			Foot Locker, Inc.		7,303,400
60,200			GNC Holdings, Inc. - Class "A"		2,826,992
100,000			Harman International Industries, Inc.		10,671,000
255,600		*	Jarden Corporation		12,238,128
90,000			L Brands, Inc.		7,789,500
115,000			Lear Corporation		11,279,200
99,900		*	Metaldyne Performance Group, Inc.		1,734,264
185,000			Newell Rubbermaid, Inc.		7,046,650
50,000			Nordstrom, Inc.		3,969,500
150,000			Penske Automotive Group, Inc.		7,360,500
5,600		*	Performance Sports Group, Ltd.		100,744
25,000			Ralph Lauren Corporation		4,629,000
410,000			Ruth's Hospitality Group, Inc.		6,150,000
280,000		*	ServiceMaster Global Holdings, Inc.		7,495,600
135,000		*	TRW Automotive Holdings Corporation		13,884,750
130,000			Tupperware Brands Corporation		8,190,000
40,000			Whirlpool Corporation		7,749,600
350,000		*	William Lyon Homes - Class "A"		7,094,500
335,000			Winnebago Industries, Inc.		7,289,600
63,200			Wyndham Worldwide Corporation		5,420,032
					181,852,280
			Consumer Staples-2.5%
5,800		*	Amira Nature Foods, Ltd.		83,230
150,000			Avon Products, Inc.		1,408,500
20,000			McCormick & Company, Inc.		1,486,000
219,000			Nu Skin Enterprises, Inc. - Class "A"		9,570,300
217,500			Pinnacle Foods, Inc.		7,677,750
71,489			Tootsie Roll Industries, Inc.		2,191,138
					22,416,918
			Energy-5.6%
30,000		*	Dril-Quip, Inc.		2,301,900
82,500			Ensco, PLC - Class "A"		2,470,875
80,000			EOG Resources, Inc.		7,365,600
90,000			EQT Corporation		6,813,000
236,300		*	Helix Energy Solutions Group, Inc.		5,127,710
85,000			Hess Corporation		6,274,700
139,700			National Oilwell Varco, Inc.		9,154,541
43,800			Noble Corporation, PLC		725,766
152,500			RPC, Inc.		1,988,600
300,000		*	RSP Permian, Inc.		7,542,000
					49,764,692
			Financials-14.8%
60,000			Ameriprise Financial, Inc.		7,935,000
220,000			Berkshire Hills Bancorp, Inc.		5,865,200
308,600			Brixmor Property Group, Inc. (REIT)		7,665,624
50,000			Citizens Financial Group, Inc.		1,243,000
105,000			City National Corporation		8,485,050
190,000			Discover Financial Services		12,443,100
150,000			Douglas Emmett, Inc. (REIT)		4,260,000
45,000			Federal Realty Investment Trust (REIT)		6,005,700
90,000			Financial Select Sector SPDR Fund (ETF)		2,225,700
100,000			First Republic Bank		5,212,000
171,000		*	Health Insurance Innovations, Inc. - Class "A"		1,224,360
65,000			iShares Core S&P Mid-Cap ETF (ETF)		9,412,000
116,000			iShares Russell 2000 ETF (ETF)		13,881,720
120,000			NASDAQ OMX Group, Inc.		5,755,200
100,000			Oritani Financial Corporation		1,540,000
252,200			Protective Life Corporation		17,565,730
150,000		*	Realogy Holdings Corporation		6,673,500
92,000			SPDR S&P Regional Banking (ETF)		3,744,400
210,600			Sterling Bancorp		3,028,428
175,000			Waddell & Reed Financial, Inc. - Class "A"		8,718,500
					132,884,212
			Health Care-16.8%
130,000		*	Actavis, PLC		33,463,300
50,000		*	Centene Corporation		5,192,500
75,000			DENTSPLY International, Inc.		3,995,250
14,000		*	Diplomat Pharmacy, Inc.		383,180
185,000		*	Gilead Sciences, Inc.		17,438,100
221,000		*	Lannett Company, Inc.		9,476,480
80,000			McKesson Corporation		16,606,400
135,000			Omnicare, Inc.		9,845,550
75,000			Perrigo Company, PLC		12,537,000
186,600			Phibro Animal Health Corporation - Class "A"		5,887,230
424,600		*	Prestige Brands Holdings, Inc.		14,742,112
125,000			Thermo Fisher Scientific, Inc.		15,661,250
200,000		*	VWR Corporation		5,174,000
					150,402,352
			Industrials-15.8%
160,000			A.O. Smith Corporation		9,025,600
280,000			ADT Corporation		10,144,400
277,300			Advanced Drainage Systems, Inc.		6,372,354
211,000			Altra Industrial Motion Corporation		5,990,290
65,000		*	Armstrong World Industries, Inc.		3,322,800
49,800			Dover Corporation		3,571,656
50,000			G&K Services, Inc. - Class "A"		3,542,500
175,000		*	Generac Holdings, Inc.		8,183,000
162,900			Greenbrier Companies, Inc.		8,752,617
60,000			IDEX Corporation		4,670,400
220,000			ITT Corporation		8,901,200
82,500			J.B. Hunt Transport Services, Inc.		6,950,625
90,400			Regal-Beloit Corporation		6,798,080
40,000			Roper Industries, Inc.		6,254,000
135,000			Ryder System, Inc.		12,534,750
75,000			Snap-On, Inc.		10,255,500
40,100		*	TAL International Group, Inc.		1,747,157
60,000			Textainer Group Holdings, Ltd.		2,059,200
149,700			Textron, Inc.		6,303,867
155,000		*	United Rentals, Inc.		15,811,550
					141,191,546
			Information Technology-12.9%
240,000		*	ARRIS Group, Inc.		7,245,600
150,000			Avago Technologies, Ltd.		15,088,500
209,400		*	Blackhawk Network Holdings, Inc.		8,124,720
251,900			CDW Corporation		8,859,323
90,000		*	Fiserv, Inc.		6,387,300
150,000			Intersil Corporation - Class "A"		2,170,500
300,000			Juniper Networks, Inc.		6,696,000
400,000			Mentor Graphics Corporation		8,768,000
314,700			Methode Electronics, Inc.		11,489,697
275,000			Symantec Corporation		7,055,125
125,000		*	Synaptics, Inc.		8,605,000
75,000			SYNNEX Corporation		5,862,000
120,000			TE Connectivity, Ltd.		7,590,000
275,000			Technology Select Sector SPDR Fund (ETF)		11,371,250
					115,313,015
			Materials-4.4%
120,000			Cytec Industries, Inc.		5,540,400
267,322			Freeport-McMoRan Copper & Gold, Inc.		6,244,642
72,400			H.B. Fuller Company		3,223,972
120,000			International Paper Company		6,429,600
40,000			Praxair, Inc.		5,182,400
55,000			Sigma-Aldrich Corporation		7,549,850
298,500		*	Trinseo SA		5,208,825
					39,379,689
			Utilities-4.5%
111,000			AGL Resources, Inc.		6,050,610
160,000		*	Dynegy, Inc.		4,856,000
120,800			NiSource, Inc.		5,124,336
144,800			Portland General Electric Company		5,477,784
135,000			SCANA Corporation		8,154,000
200,000			Wisconsin Energy Corporation		10,548,000
					40,210,730
Total Value of Common Stocks (cost $537,545,811)					873,415,434
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.0%
			Federal Home Loan Bank:
$9,000	M		0.07%, 1/23/2015		8,999,615
9,000	M		0.06%, 2/9/2015		8,999,415
Total Value of Short-Term U.S. Government Agency Obligations (cost $17,999,030)					17,999,030
Total Value of Investments (cost $555,544,841)				99.6%	891,414,464
Other Assets, Less Liabilities				.4	3,092,260
Net Assets				100.0%	$ 894,506,724

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2014, the cost of investments for federal income tax purposes was $555,544,841. Accumulated net unrealized appreciation on investments was $335,869,623, consisting of $348,701,128 gross unrealized appreciation and $12,831,505 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$873,415,434	$-	$-	$873,415,434
Short-Term U.S Government
Agency Obligations	-	17,999,030	-	17,999,030
Total Investments in Securities*	$873,415,434	$17,999,030	$-	$891,414,464

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.7%
			Consumer Discretionary-16.8%
172,800		*	Belmond, Ltd. - Class "A"	$ 2,137,536
217,050			CST Brands, Inc.	9,465,550
58,000			Ethan Allen Interiors, Inc.	1,796,260
260,625		*	Fox Factory Holding Corporation	4,229,944
41,625			Hanesbrands, Inc.	4,646,182
40,550			Harman International Industries, Inc.	4,327,090
150,287		*	Jarden Corporation	7,195,742
128,125		*	Live Nation Entertainment, Inc.	3,345,344
69,900		*	Metaldyne Performance Group, Inc.	1,213,464
92,450			Penske Automotive Group, Inc.	4,536,522
65,400		*	Performance Sports Group, Ltd.	1,176,546
206,375			Regal Entertainment Group - Class "A"	4,408,170
273,950			Ruth's Hospitality Group, Inc.	4,109,250
196,950		*	ServiceMaster Global Holdings, Inc.	5,272,352
97,925		*	Starz - Class "A"	2,908,373
66,425			Tupperware Brands Corporation	4,184,775
83,050		*	Visteon Corporation	8,874,723
171,350		*	William Lyon Homes - Class "A"	3,473,264
189,750			Winnebago Industries, Inc.	4,128,960
				81,430,047
			Consumer Staples-1.9%
359,500			Inventure Foods, Inc.	4,580,030
16,100			Nu Skin Enterprises, Inc. - Class "A"	703,570
105,600			Pinnacle Foods, Inc.	3,727,680
4,600		*	Smart & Final Stores, Inc.	72,358
				9,083,638
			Energy-6.2%
34,150		*	Dril-Quip, Inc.	2,620,329
184,800		*	Helix Energy Solutions Group, Inc.	4,010,160
216,066		*	Matrix Service Company	4,822,593
160,100		*	RSP Permian, Inc.	4,024,914
196,425		*	Stone Energy Corporation	3,315,654
200,125			Western Refining, Inc.	7,560,723
107,496		*	Whiting Petroleum Corporation	3,547,368
				29,901,741
			Financials-21.2%
139,775			American Financial Group, Inc.	8,487,138
85,500			Aspen Insurance Holdings, Ltd.	3,742,335
166,025			Berkshire Hills Bancorp, Inc.	4,426,226
196,475			Brixmor Property Group, Inc. (REIT)	4,880,439
102,550			Brown & Brown, Inc.	3,374,920
61,600			City National Corporation	4,977,896
155,400			Douglas Emmett, Inc. (REIT)	4,413,360
40,775			Federal Realty Investment Trust (REIT)	5,441,831
105,700			Financial Select Sector SPDR Fund (ETF)	2,613,961
2,324			FNF Group, Inc.	80,062
150,500		*	Green Bancorp, Inc.	1,812,020
54,000			iShares Russell 2000 ETF (ETF)	6,462,180
175,000			Montpelier Re Holdings, Ltd.	6,268,500
156,025			OceanFirst Financial Corporation	2,674,269
135,000			Oritani Financial Corporation	2,079,000
50,650			Prosperity Bancshares, Inc.	2,803,984
147,675			Protective Life Corporation	10,285,564
101,575			SPDR S&P Regional Banking (ETF)	4,134,103
401,400			Sterling Bancorp	5,772,132
281,525		*	Strategic Hotels & Resorts, Inc. (REIT)	3,724,576
186,350			Sunstone Hotel Investors, Inc. (REIT)	3,076,639
236,075			TCF Financial Corporation	3,751,232
80,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	1,754,776
56,650			Waddell & Reed Financial, Inc. - Class "A"	2,822,303
176,000			Washington Prime Group, Inc. (REIT)	3,030,720
				102,890,166
			Health Care-11.1%
130,000		*	ANI Pharmaceuticals, Inc.	7,330,700
99,500		*	Centene Corporation	10,333,075
7,500		*	Diplomat Pharmacy, Inc.	205,275
146,650		*	Exactech, Inc.	3,456,540
285,250		*	Horizon Pharma, PLC	3,676,873
55,550		*	ICON, PLC	2,832,495
134,800		*	Lannett Company, Inc.	5,780,224
102,000			Omnicare, Inc.	7,438,860
85,900			PerkinElmer, Inc.	3,756,407
140,500			Phibro Animal Health Corporation - Class "A"	4,432,775
1,600		*	Surgical Care Affilates, Inc.	53,840
167,200		*	VWR Corporation	4,325,464
				53,622,528
			Industrials-18.7%
99,250			A.O. Smith Corporation	5,598,693
167,250			Advanced Drainage Systems, Inc.	3,843,405
113,950			Altra Industrial Motion Corporation	3,235,040
44,900			Applied Industrial Technologies, Inc.	2,046,991
41,675			G&K Services, Inc. - Class "A"	2,952,674
102,750		*	Generac Holdings, Inc.	4,804,590
80,050			Greenbrier Companies, Inc.	4,301,086
141,425			Industrial Select Sector SPDR Fund (ETF)	8,000,412
145,750			ITT Corporation	5,897,045
170,050			Kforce, Inc.	4,103,306
326,750		*	NCI Building Systems, Inc.	6,051,410
95,000			Orbital Sciences Corporation	2,554,550
51,200			Patrick Industries, Inc.	2,251,776
10,450			Precision Castparts Corporation	2,517,196
42,000			Regal-Beloit Corporation	3,158,400
123,425			Ryder System, Inc.	11,460,011
46,400			Snap-On, Inc.	6,344,736
33,000			Standex International Corporation	2,549,580
87,775		*	United Rentals, Inc.	8,953,928
				90,624,829
			Information Technology-16.2%
159,025		*	Advanced Energy Industries, Inc.	3,768,892
143,700		*	ARRIS Group, Inc.	4,338,303
139,000			Avnet, Inc.	5,979,780
148,200		*	Blackhawk Network Holdings, Inc.	5,750,160
246,050			CDW Corporation	8,653,578
142,675		*	CommScope Holding Company, Inc.	3,257,270
262,200		*	Entegris, Inc.	3,463,662
27,875			IAC/InterActiveCorp	1,694,521
153,150			Intersil Corporation - Class "A"	2,216,080
150,500		*	JDS Uniphase Corporation	2,064,860
236,875			Mentor Graphics Corporation	5,192,300
221,300			Methode Electronics, Inc.	8,079,663
122,800		*	Microsemi Corporation	3,485,064
58,000			Newport Corporation	1,108,380
227,700		*	Orbotech, Ltd.	3,369,960
70,700		*	OSI Systems, Inc.	5,003,439
53,450		*	Synaptics, Inc.	3,679,498
46,950			SYNNEX Corporation	3,669,612
61,600		*	Verint Systems, Inc.	3,590,048
				78,365,070
			Materials-3.2%
92,000			AptarGroup, Inc.	6,149,280
149,500		*	Ferro Corporation	1,937,520
46,800			Sensient Technologies Corporation	2,823,912
156,600		*	Trinseo SA	2,732,670
31,750			Westlake Chemical Corporation	1,939,608
				15,582,990
			Utilities-3.4%
58,075			AGL Resources, Inc.	3,165,668
97,300		*	Dynegy, Inc.	2,953,055
93,025			Portland General Electric Company	3,519,136
58,050			SCANA Corporation	3,506,220
67,125			Wisconsin Energy Corporation	3,540,173
				16,684,252
Total Value of Common Stocks (cost $381,808,331)				478,185,261
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.1%
$2,000	M		Fannie Mae, 0.02%, 1/20/2015	1,999,979
			Federal Home Loan Bank:
3,000	M		0.09%, 1/9/2015	2,999,940
500	M		0.057%, 1/16/2015	499,988
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,499,907)				5,499,907
Total Value of Investments (cost $387,308,238)			99.8%	483,685,168
Other Assets, Less Liabilities			.2	772,347
Net Assets			100.0%	$ 484,457,515

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2014, the cost of investments for federal income tax purposes was $387,639,692. Accumulated net unrealized appreciation on investments was $96,045,476, consisting of $106,796,272 gross unrealized appreciation and $10,750,796 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$478,185,261	$-	$-	$478,185,261
Short-Term U.S Government
Agency Obligations	-	5,499,907	-	5,499,907
Total Investments in Securities*	$478,185,261	$5,499,907	$-	$483,685,168

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.8%
			United Kingdom-17.7%
263,971			British American Tobacco, PLC		$ 14,304,866
196,946			Diageo, PLC		5,641,938
227,037			Domino's Pizza Group, PLC		2,478,881
137,599		*	Persimmon, PLC		3,360,711
109,254			Reckitt Benckiser Group, PLC		8,848,927
134,869			SABMiller, PLC		7,030,893
					41,666,216
			Switzerland-15.2%
703			Chocoladefabriken Lindt & Spruengli AG		3,475,963
52,742			Compagnie Financiere Richemont SA		4,676,033
31,483			DKSH Holding, Ltd.		2,396,774
130,889			Nestle SA - Registered		9,541,941
39,261			Roche Holding AG - Genusscheine		10,637,462
2,445			SGS SA - Registered		4,992,617
					35,720,790
			India-12.1%
599,889			HDFC Bank, Ltd.		9,009,556
139,621			Hindustan Unilever, Ltd.		1,677,909
639,728			Housing Development Finance Corporation		11,471,830
30,991			ICICI Bank Limited		172,463
1,061,058			ITC, Ltd.		6,181,053
					28,512,811
			France-8.2%
25,985			Air Liquide SA		3,215,384
176,999			Bureau Veritas SA		3,921,591
35,538			Essilor International SA		3,963,183
8,175			Hermes International		2,910,983
18,832			L'Oreal SA		3,151,955
19,463			Pernod Ricard SA		2,163,078
					19,326,174
			United States-6.9%
135,445			Philip Morris International, Inc.		11,031,995
4,558		*	Priceline.com, Inc.		5,197,077
					16,229,072
			Canada-6.6%
83,420			Alimentation Couche-Tard - Class "B"		3,493,904
74,274			Bank of Nova Scotia		4,240,484
106,728			Enbridge, Inc.		5,488,895
45,778			Shaw Communications, Inc. - Class "B"		1,235,667
51,364			Silver Wheaton Corporation		1,044,699
					15,503,649
			Netherlands-5.1%
21,019			Core Laboratories NV		2,529,427
240,849			Unilever NV-CVA		9,421,492
					11,950,919
			China-4.3%
26,150		*	Alibaba Group Holding, Ltd. (ADR)		2,718,031
20,285		*	Baidu, Inc. (ADR)		4,624,371
185,410			Tencent Holdings, Ltd.		2,682,684
					10,025,086
			Hong Kong-4.1%
172,403			Cheung Kong Infrastructure Holdings, Ltd.		1,267,812
353,723			Galaxy Entertainment Group, Ltd.		1,965,538
512,439			Link REIT (REIT)		3,208,257
677,995			Sands China, Ltd.		3,300,578
					9,742,185
			Australia-4.0%
74,146			CSL, Ltd.		5,208,439
92,771			Ramsay Health Care, Ltd.		4,300,695
					9,509,134
			Denmark-3.4%
17,204			Coloplast A/S - Series "B"		1,439,708
155,363			Novo Nordisk A/S - Series "B"		6,571,822
					8,011,530
			Brazil-3.0%
176,766			Cielo SA		2,770,988
321,937			Itau Unibanco Holding SA (ADR)		4,188,400
					6,959,388
			Spain-1.5%
85,937			Grifols SA		3,429,200
			South Africa-1.3%
24,441			Naspers, Ltd.		3,161,571
			Japan-1.3%
26,000			Daito Trust Construction Company, Ltd.		2,949,385
			Ireland-1.1%
31,777			Paddy Power, PLC		2,649,718
			Germany-1.0%
17,052			Bayer AG		2,324,338
Total Value of Common Stocks (cost $176,847,678)					227,671,166
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.4%
			United States
$1,500	M		Fannie Mae, 0.02%, 1/20/2015		1,499,984
			Federal Home Loan Bank:
1,000	M		0.09%, 1/9/2015		999,980
4,000	M		0.05%, 1/13/2015		3,999,933
1,500	M		0.057%, 1/16/2015		1,499,965
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,999,862)					7,999,862
Total Value of Investments (cost $184,847,540)				100.2%	235,671,028
Excess of Liabilities Over Other Assets				(.2)	(455,100)
Net Assets				100.0%	$ 235,215,928

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At December 31, 2014, the cost of investments for federal income tax purposes was $185,646,360. Accumulated net unrealized appreciation on investments was $50,024,668, consisting of $53,740,213 gross unrealized appreciation and $3,715,545 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$-	$41,666,216	$-	$41,666,216
Switzerland	-	35,720,790	-	35,720,790
India	-	28,512,811	-	28,512,811
France	-	19,326,174	-	19,326,174
United States	16,229,072	-	-	16,229,072
Canada	15,503,649	-	-	15,503,649
Netherlands	2,529,427	9,421,492	-	11,950,919
China	7,342,402	2,682,684	-	10,025,086
Hong Kong	-	9,742,185	-	9,742,185
Australia	-	9,509,134	-	9,509,134
Denmark	-	8,011,530	-	8,011,530
Brazil	4,188,400	2,770,988	-	6,959,388
Spain	-	3,429,200	-	3,429,200
South Africa	-	3,161,571	-	3,161,571
Japan	-	2,949,385	-	2,949,385
Ireland	-	2,649,718	-	2,649,718
Germany	-	2,324,338	-	2,324,338
Short-Term U.S. Government
Agency Obligations	-	7,999,862	-	7,999,862
Total Investments in Securities	$45,792,950	$189,878,078	$-	$235,671,028

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $181,878,216 of investment securities were classified as Level 2 instead of Level 1.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities that mature in 60 days or less, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If First Investors Management Company, Inc.'s ("FIMCO") Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability,

either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,

default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2014, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 26, 2015